Pension and Other Postretirement Benefits, Other postretirement benefits plans assumed health care cost trend rates (Details) - Other postretirement benefits plans [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
U.S. [Member]
Assumed health care trend rate: [Abstract]
Immediate trend rate (in hundredths)	6.50%	6.30%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2031	2029
Canada [Member]
Assumed health care trend rate: [Abstract]
Immediate trend rate (in hundredths)	4.50%	4.50%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	4.50%	4.50%
France [Member]
Assumed health care trend rate: [Abstract]
Immediate trend rate (in hundredths)	4.50%	4.50%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	4.50%	4.50%